Note 12 - Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets
Total
Deferred Tax Assets	8,781,220
Realization Allowance	(8,781,220)
Balance Recognized	$-

Total
Deferred Tax Assets	8,637,567
Realization Allowance	(8,637,567)
Balance Recognized	$-

Schedule of Effective Income Tax Rate Reconciliation	The effective tax rate is as follows:

Statutory Federal Rate	34%
Effect of Valuation Allowance	(34%)
Effective Rate	0%
The effective tax rate is as follows:

Statutory Federal Rate	34%
Effect of Valuation Allowance	(34%)
Effective Rate	0%